Capital and reserves - Narrative (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) vote shares $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of classes of share capital [line items]
Dividend declared and payable | $	$ 0	$ 0	$ 0
GHL Class B ordinary shares convertible into GHL Class A ordinary shares (in shares) | shares	1
GHL Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share (in USD per share) | $ / shares	$ 0.000001
Ordinary shares, voting rights | vote	1
GHL Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share (in USD per share) | $ / shares	$ 0.000001
Ordinary shares, voting rights | vote	45